Cash And Cash Equivalents And Pledged Bank Deposits Held (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Currency, U.S. Dollar USD ($)	Dec. 31, 2012 Currency, U.S. Dollar USD ($)	Dec. 31, 2013 Currency, U.S. Dollar Mainland China USD ($)	Dec. 31, 2012 Currency, U.S. Dollar Mainland China USD ($)	Dec. 31, 2013 Currency, U.S. Dollar HONG KONG USD ($)	Dec. 31, 2012 Currency, U.S. Dollar HONG KONG USD ($)	Dec. 31, 2013 Currency, U.S. Dollar UNITED STATES USD ($)	Dec. 31, 2012 Currency, U.S. Dollar UNITED STATES USD ($)	Dec. 31, 2013 Currency, U.S. Dollar European Union USD ($)	Dec. 31, 2012 Currency, U.S. Dollar European Union USD ($)	Dec. 31, 2013 Currency, Euro USD ($)	Dec. 31, 2013 Currency, Euro EUR (€)	Dec. 31, 2012 Currency, Euro USD ($)	Dec. 31, 2012 Currency, Euro EUR (€)	Dec. 31, 2013 Currency, Euro Mainland China EUR (€)	Dec. 31, 2012 Currency, Euro Mainland China EUR (€)	Dec. 31, 2013 Currency, Euro HONG KONG EUR (€)	Dec. 31, 2012 Currency, Euro HONG KONG EUR (€)	Dec. 31, 2013 Currency, Euro UNITED STATES EUR (€)	Dec. 31, 2012 Currency, Euro UNITED STATES EUR (€)	Dec. 31, 2013 Currency, Euro European Union EUR (€)	Dec. 31, 2012 Currency, Euro European Union EUR (€)	Dec. 31, 2013 Currency, Chinese Renminbi USD ($)	Dec. 31, 2013 Currency, Chinese Renminbi CNY	Dec. 31, 2012 Currency, Chinese Renminbi USD ($)	Dec. 31, 2012 Currency, Chinese Renminbi CNY	Dec. 31, 2013 Currency, Chinese Renminbi Mainland China CNY	Dec. 31, 2012 Currency, Chinese Renminbi Mainland China CNY	Dec. 31, 2013 Currency, Chinese Renminbi HONG KONG CNY	Dec. 31, 2012 Currency, Chinese Renminbi HONG KONG CNY	Dec. 31, 2013 Currency, Chinese Renminbi UNITED STATES CNY	Dec. 31, 2012 Currency, Chinese Renminbi UNITED STATES CNY	Dec. 31, 2013 Currency, Chinese Renminbi European Union CNY	Dec. 31, 2012 Currency, Chinese Renminbi European Union CNY	Dec. 31, 2013 Hong Kong Dollar Currency USD ($)	Dec. 31, 2013 Hong Kong Dollar Currency HKD	Dec. 31, 2012 Hong Kong Dollar Currency USD ($)	Dec. 31, 2012 Hong Kong Dollar Currency HKD	Dec. 31, 2013 Hong Kong Dollar Currency Mainland China HKD	Dec. 31, 2012 Hong Kong Dollar Currency Mainland China HKD	Dec. 31, 2013 Hong Kong Dollar Currency HONG KONG HKD	Dec. 31, 2012 Hong Kong Dollar Currency HONG KONG HKD	Dec. 31, 2013 Hong Kong Dollar Currency UNITED STATES HKD	Dec. 31, 2012 Hong Kong Dollar Currency UNITED STATES HKD	Dec. 31, 2013 Hong Kong Dollar Currency European Union HKD	Dec. 31, 2012 Hong Kong Dollar Currency European Union HKD
Concentration Risk [Line Items]
Cash and cash equivalents and pledged bank deposits held	$ 150,370	$ 5,477	$ 22,431	$ 2,045	$ 508	$ 139	$ 3,220	$ 3,293	$ 18,703	$ 0	$ 0	$ 2,991	€ 2,166	$ 15,823	€ 11,957	€ 45	€ 193	€ 364	€ 3,328	€ 0	€ 0	€ 1,757	€ 8,436	$ 141,891	865,097	$ 245,046	1,540,233	865,069	1,540,214	2	19	0	0	26	0	$ 11	87	$ 13	100	0	0	87	100	0	0	0	0